Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Fund

November 30, 2020

IGB-QTLY-0121
1.813259.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.8%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
4.1% 2/15/28	$1,538	$1,809
4.3% 2/15/30	34,036	40,637
4.5% 3/9/48	14,605	17,798
4.75% 5/15/46	24,566	30,198
4.9% 6/15/42	4,363	5,458
5.55% 8/15/41	7,917	10,457
6.2% 3/15/40	1,454	2,027
Verizon Communications, Inc.:
2.987% 10/30/56 (a)	869	919
3.15% 3/22/30	6,996	7,864
4.329% 9/21/28	19,797	24,016
4.5% 8/10/33	3,429	4,368
4.862% 8/21/46	14,251	19,583
5.012% 4/15/49	82	116
		165,250
Entertainment - 0.3%
NBCUniversal, Inc. 5.95% 4/1/41	903	1,386
The Walt Disney Co.:
2.2% 1/13/28	6,562	6,968
2.65% 1/13/31	10,500	11,425
4.7% 3/23/50	7,961	11,103
		30,882
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,400	26,856
3.7% 4/1/51	15,400	16,122
4.464% 7/23/22	3,780	3,995
4.908% 7/23/25	2,932	3,394
5.375% 5/1/47	22,326	28,305
5.75% 4/1/48	11,014	14,586
Comcast Corp.:
3.4% 4/1/30	1,770	2,045
3.75% 4/1/40	622	755
3.9% 3/1/38	692	851
4.65% 7/15/42	1,628	2,202
Discovery Communications LLC:
3.625% 5/15/30	4,063	4,631
4.65% 5/15/50	10,998	13,497
Fox Corp.:
4.709% 1/25/29	1,385	1,675
5.476% 1/25/39	1,366	1,900
5.576% 1/25/49	906	1,324
Time Warner Cable, Inc.:
4% 9/1/21	8,096	8,227
4.5% 9/15/42	544	627
5.5% 9/1/41	966	1,229
5.875% 11/15/40	2,077	2,689
6.55% 5/1/37	3,601	4,964
6.75% 6/15/39	6,233	8,857
7.3% 7/1/38	2,390	3,506
		152,237
Wireless Telecommunication Services - 0.4%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	6,800	7,698
3.875% 4/15/30 (a)	20,000	22,938
4.375% 4/15/40 (a)	1,468	1,793
4.5% 4/15/50 (a)	2,885	3,605
		36,034

TOTAL COMMUNICATION SERVICES		384,403

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.7%
General Motors Co. 5.4% 10/2/23	11,588	12,984
General Motors Financial Co., Inc.:
3.7% 5/9/23	5,526	5,854
4% 1/15/25	15,000	16,418
4.25% 5/15/23	858	924
4.375% 9/25/21	3,354	3,450
5.2% 3/20/23	7,090	7,776
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	6,678	6,896
3.125% 5/12/23 (a)	5,817	6,145
3.35% 5/13/25 (a)	9,370	10,275
		70,722
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. 1.3% 5/7/22	3,483	3,528
Household Durables - 0.4%
D.R. Horton, Inc. 2.6% 10/15/25	9,432	10,149
Lennar Corp.:
4.75% 11/29/27	2,563	3,040
5% 6/15/27	8,419	9,967
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,908	3,228
4.875% 11/15/25	32	36
4.875% 3/15/27	10,045	11,515
5.625% 1/15/24	838	929
		38,864
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,815	1,879
3% 11/19/24	4,130	4,448
		6,327
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	909	1,093
AutoZone, Inc. 4% 4/15/30	21,631	25,457
O'Reilly Automotive, Inc. 4.2% 4/1/30	1,273	1,527
TJX Companies, Inc. 4.5% 4/15/50	5,658	8,087
		36,164
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.25% 3/27/40	2,606	3,059

TOTAL CONSUMER DISCRETIONARY		158,664

CONSUMER STAPLES - 2.7%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	4,168	5,180
4.9% 2/1/46	9,089	11,815
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	8,200	9,472
4.35% 6/1/40	3,930	4,870
4.5% 6/1/50	9,000	11,271
4.6% 6/1/60	7,261	9,276
4.75% 1/23/29	18,172	22,297
4.75% 4/15/58	3,562	4,698
5.45% 1/23/39	3,537	4,818
5.55% 1/23/49	8,082	11,601
5.8% 1/23/59 (Reg. S)	8,567	13,074
Constellation Brands, Inc. 4.75% 11/15/24	2,399	2,762
PepsiCo, Inc.:
2.625% 3/19/27	712	784
2.75% 3/19/30	6,600	7,398
		119,316
Food & Staples Retailing - 0.9%
Sysco Corp.:
3.3% 2/15/50	3,840	4,050
6.6% 4/1/40	14,365	21,199
6.6% 4/1/50	42,857	66,460
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,216	1,244
		92,953
Food Products - 0.5%
General Mills, Inc. 2.875% 4/15/30	797	886
H.J. Heinz Finance Co. 7.125% 8/1/39 (a)	5,618	7,879
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (a)	16,000	17,986
Kraft Heinz Foods Co.:
3% 6/1/26	5,000	5,217
3.875% 5/15/27 (a)	10,000	10,819
4.375% 6/1/46	4,122	4,396
5.2% 7/15/45	8,219	9,689
		56,872
Personal Products - 0.1%
Estee Lauder Companies, Inc.:
2.6% 4/15/30	4,902	5,438
3.125% 12/1/49	3,472	4,048
		9,486

TOTAL CONSUMER STAPLES		278,627

ENERGY - 2.5%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	920	944
Oil, Gas & Consumable Fuels - 2.5%
Alberta Energy Co. Ltd. 8.125% 9/15/30	3,357	3,868
Amerada Hess Corp.:
7.125% 3/15/33	839	1,059
7.3% 8/15/31	1,023	1,273
7.875% 10/1/29	2,921	3,700
Canadian Natural Resources Ltd. 3.45% 11/15/21	1,673	1,707
Columbia Pipeline Group, Inc. 4.5% 6/1/25	538	619
DCP Midstream LLC:
4.75% 9/30/21 (a)	1,411	1,430
5.85% 5/21/43 (a)(b)	2,821	2,257
DCP Midstream Operating LP:
3.875% 3/15/23	1,968	2,017
5.6% 4/1/44	1,707	1,596
Enable Midstream Partners LP 3.9% 5/15/24 (b)	549	552
Enbridge Energy Partners LP 4.2% 9/15/21	1,656	1,689
Enbridge, Inc.:
4% 10/1/23	2,296	2,487
4.25% 12/1/26	923	1,068
Encana Corp. 5.15% 11/15/41	2,000	1,854
Energy Transfer Partners LP:
3.75% 5/15/30	2,274	2,358
4.2% 9/15/23	759	808
4.25% 3/15/23	830	874
4.5% 4/15/24	952	1,026
4.95% 6/15/28	2,591	2,897
5% 5/15/50	5,083	5,392
5.25% 4/15/29	1,549	1,753
5.8% 6/15/38	1,445	1,596
6% 6/15/48	941	1,058
6.25% 4/15/49	1,064	1,243
Hess Corp. 4.3% 4/1/27	834	901
Marathon Petroleum Corp. 5.125% 3/1/21	1,000	1,011
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (b)(c)	2,046	2,046
4.8% 2/15/29	816	960
4.875% 12/1/24	1,247	1,415
5.5% 2/15/49	2,450	3,046
Occidental Petroleum Corp.:
2.7% 8/15/22	1,057	1,041
2.9% 8/15/24	3,821	3,563
3.125% 2/15/22	2,391	2,385
3.2% 8/15/26	514	453
3.5% 8/15/29	1,621	1,418
4.3% 8/15/39	236	195
4.4% 8/15/49	236	192
5.55% 3/15/26	3,038	3,033
6.45% 9/15/36	2,750	2,688
6.6% 3/15/46	3,032	2,964
7.5% 5/1/31	3,937	4,139
Petrobras Global Finance BV 7.25% 3/17/44	17,308	21,457
Petroleos Mexicanos:
6.49% 1/23/27	1,757	1,757
6.5% 3/13/27	5,805	5,796
6.75% 9/21/47	14,189	12,217
6.84% 1/23/30	8,589	8,383
6.95% 1/28/60	4,247	3,642
7.69% 1/23/50	54,561	50,210
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,242	1,273
3.65% 6/1/22	2,386	2,451
4.65% 10/15/25	26,960	29,509
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	1,450	1,519
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	9,286	10,834
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,026	1,093
The Williams Companies, Inc.:
3.5% 11/15/30	9,960	11,027
3.7% 1/15/23	510	539
Western Gas Partners LP:
3.95% 6/1/25	764	760
4.65% 7/1/26	1,129	1,155
4.75% 8/15/28	781	808
5.375% 6/1/21	3,036	3,059
6.25% 2/1/50	7,720	7,681
		252,801

TOTAL ENERGY		253,745

FINANCIALS - 16.1%
Banks - 8.3%
Bank of America Corp.:
2.884% 10/22/30 (b)	50,000	54,645
3.004% 12/20/23 (b)	6,352	6,673
3.3% 1/11/23	1,679	1,781
3.419% 12/20/28 (b)	3,280	3,691
3.5% 4/19/26	3,838	4,352
3.95% 4/21/25	32,873	36,865
4% 1/22/25	16,960	18,975
4.1% 7/24/23	900	985
4.183% 11/25/27	4,363	5,035
4.2% 8/26/24	5,249	5,873
4.25% 10/22/26	23,937	27,936
4.45% 3/3/26	11,356	13,253
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.9484% 7/20/22 (a)(b)(c)	4,861	4,899
Barclays Bank PLC:
1.7% 5/12/22	3,331	3,390
10.179% 6/12/21 (a)	1,105	1,158
Barclays PLC:
2.852% 5/7/26 (b)	9,444	10,025
4.375% 1/12/26	2,821	3,220
4.836% 5/9/28	3,683	4,191
5.088% 6/20/30 (b)	11,424	13,463
5.2% 5/12/26	26,475	30,599
BNP Paribas SA 2.219% 6/9/26 (a)(b)	9,008	9,387
BPCE SA 4.875% 4/1/26 (a)	4,662	5,433
CIT Group, Inc. 3.929% 6/19/24 (b)	2,035	2,147
Citigroup, Inc.:
2.976% 11/5/30 (b)	50,000	54,516
4.075% 4/23/29 (b)	16,389	19,091
4.125% 7/25/28	4,363	5,095
4.3% 11/20/26	1,115	1,290
4.4% 6/10/25	11,914	13,644
4.412% 3/31/31 (b)	21,454	25,882
4.45% 9/29/27	55,258	64,802
4.6% 3/9/26	5,613	6,568
5.3% 5/6/44	6,000	8,450
5.5% 9/13/25	4,886	5,881
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	4,614	4,810
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,250	2,459
Fifth Third Bancorp 8.25% 3/1/38	694	1,172
HSBC Holdings PLC:
4.25% 3/14/24	905	992
4.95% 3/31/30	1,541	1,916
5.25% 3/14/44	656	885
Huntington Bancshares, Inc. 7% 12/15/20	464	465
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	836	913
5.71% 1/15/26 (a)	33,406	37,869
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	5,034	5,477
4.125% 12/15/26	9,713	11,353
4.493% 3/24/31 (b)	17,000	20,841
NatWest Markets PLC 2.375% 5/21/23 (a)	10,214	10,626
Rabobank Nederland 4.375% 8/4/25	3,024	3,456
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	5,536	5,977
4.8% 4/5/26	12,145	14,247
5.125% 5/28/24	19,005	21,208
6% 12/19/23	24,003	27,264
6.1% 6/10/23	36,812	41,151
6.125% 12/15/22	13,833	15,202
Societe Generale 4.25% 4/14/25 (a)	4,491	4,943
Synchrony Bank 3% 6/15/22	2,516	2,600
UniCredit SpA 6.572% 1/14/22 (a)	4,200	4,441
Wells Fargo & Co.:
2.406% 10/30/25 (b)	4,928	5,189
3.196% 6/17/27 (b)	40,441	44,704
4.3% 7/22/27	16,184	18,865
4.478% 4/4/31 (b)	15,500	18,874
5.013% 4/4/51 (b)	22,853	32,554
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,103	3,523
		837,171
Capital Markets - 4.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24	881	969
Ares Capital Corp.:
3.875% 1/15/26	16,340	17,168
4.2% 6/10/24	7,281	7,745
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	9,092	9,592
3.75% 3/26/25	6,137	6,811
4.194% 4/1/31 (a)(b)	30,399	35,824
4.55% 4/17/26	1,859	2,178
Deutsche Bank AG 4.5% 4/1/25	3,643	3,895
Deutsche Bank AG New York Branch:
3.3% 11/16/22	4,654	4,848
4.1% 1/13/26	5,262	5,794
5% 2/14/22	7,035	7,355
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,719	6,866
3.272% 9/29/25 (b)	60,430	65,875
3.5% 4/1/25	12,527	13,878
3.8% 3/15/30	29,000	33,904
4.25% 10/21/25	7,670	8,806
6.75% 10/1/37	24,081	36,854
Intercontinental Exchange, Inc. 3.75% 12/1/25	1,287	1,456
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1458% 7/22/22 (b)(c)	2,232	2,243
3.125% 7/27/26	9,330	10,419
3.622% 4/1/31 (b)	10,865	12,640
3.625% 1/20/27	10,480	11,976
3.7% 10/23/24	3,002	3,337
3.875% 4/29/24	2,765	3,056
4.431% 1/23/30 (b)	53,331	64,957
4.875% 11/1/22	6,287	6,794
5% 11/24/25	13,117	15,633
5.75% 1/25/21	2,949	2,972
State Street Corp.:
2.825% 3/30/23 (b)	737	761
2.901% 3/30/26 (b)	691	751
		405,357
Consumer Finance - 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,100	5,219
3.5% 5/26/22	917	943
4.125% 7/3/23	2,684	2,845
4.45% 4/3/26	2,472	2,660
4.875% 1/16/24	3,901	4,202
6.5% 7/15/25	4,349	5,027
Ally Financial, Inc.:
1.45% 10/2/23	3,119	3,179
3.05% 6/5/23	11,466	12,089
3.875% 5/21/24	7,111	7,766
4.625% 3/30/25	2,237	2,542
5.125% 9/30/24	2,258	2,590
5.8% 5/1/25	19,772	23,454
8% 11/1/31	3,172	4,544
Capital One Financial Corp.:
3.65% 5/11/27	15,715	17,848
3.8% 1/31/28	4,256	4,888
Discover Financial Services:
3.95% 11/6/24	1,184	1,312
4.1% 2/9/27	10,564	12,036
4.5% 1/30/26	3,562	4,092
Ford Motor Credit Co. LLC:
3.096% 5/4/23	12,100	12,178
4.063% 11/1/24	18,137	18,862
5.085% 1/7/21	2,212	2,218
5.584% 3/18/24	4,908	5,270
5.596% 1/7/22	4,576	4,708
Synchrony Financial:
2.85% 7/25/22	1,278	1,320
3.75% 8/15/21	920	935
3.95% 12/1/27	5,215	5,784
4.25% 8/15/24	926	1,017
4.375% 3/19/24	5,520	6,066
5.15% 3/19/29	7,283	8,718
		184,312
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
4.05% 7/1/30	6,803	7,676
4.125% 6/15/26	3,253	3,610
4.125% 5/15/29	12,222	13,927
Equitable Holdings, Inc. 3.9% 4/20/23	655	707
Park Aerospace Holdings Ltd. 5.5% 2/15/24(a)	4,907	5,239
Pine Street Trust I 4.572% 2/15/29 (a)	4,516	5,340
Pine Street Trust II 5.568% 2/15/49 (a)	4,529	5,781
Voya Financial, Inc. 3.125% 7/15/24	1,580	1,704
		43,984
Insurance - 1.5%
AIA Group Ltd.:
3.2% 9/16/40 (a)	4,893	5,222
3.375% 4/7/30 (a)	8,169	9,146
American International Group, Inc. 3.4% 6/30/30	17,400	19,834
Five Corners Funding Trust II 2.85% 5/15/30 (a)	11,366	12,513
Liberty Mutual Group, Inc.:
3.95% 5/15/60 (a)	10,260	12,206
4.569% 2/1/29 (a)	1,534	1,880
Lincoln National Corp. 3.4% 1/15/31	9,415	10,725
Marsh & McLennan Companies, Inc.:
4.75% 3/15/39	1,378	1,863
4.8% 7/15/21	855	870
MetLife, Inc. 4.55% 3/23/30	19,500	24,456
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.58% 5/28/21 (a)(b)(c)	22,531	22,569
New York Life Insurance Co. 3.75% 5/15/50 (a)	1,978	2,338
Pacific LifeCorp 5.125% 1/30/43 (a)	1,657	2,001
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,988	2,171
Progressive Corp. 3.2% 3/26/30	949	1,099
Prudential Financial, Inc.:
3.935% 12/7/49	2,764	3,356
4.5% 11/16/21	813	845
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	1,800	2,093
Teachers Insurance & Annuity Association of America 3.3% 5/15/50 (a)	4,631	4,996
Unum Group:
4% 6/15/29	3,614	4,118
4.5% 3/15/25	8,253	9,196
5.75% 8/15/42	1,024	1,248
		154,745

TOTAL FINANCIALS		1,625,569

HEALTH CARE - 2.5%
Biotechnology - 0.5%
AbbVie, Inc. 3.2% 11/21/29	43,367	49,170
Health Care Providers & Services - 0.5%
Anthem, Inc. 3.3% 1/15/23	2,729	2,890
Centene Corp.:
3.375% 2/15/30	5,110	5,356
4.25% 12/15/27	5,450	5,801
4.625% 12/15/29	8,470	9,287
4.75% 1/15/25	4,335	4,468
Cigna Corp.:
4.375% 10/15/28	4,187	5,031
4.8% 8/15/38	2,607	3,398
4.9% 12/15/48	2,605	3,589
CVS Health Corp.:
3.625% 4/1/27	1,944	2,208
4.1% 3/25/25	8,322	9,425
HCA Holdings, Inc. 4.75% 5/1/23	87	95
Toledo Hospital:
5.325% 11/15/28	1,513	1,756
6.015% 11/15/48	2,871	3,427
		56,731
Pharmaceuticals - 1.5%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	49,732	56,905
4.375% 12/15/28 (a)	58,400	68,578
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	680	697
5.272% 8/28/23 (b)	2,148	2,334
5.9% 8/28/28 (b)	905	1,062
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	473	473
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,304	1,488
Viatris, Inc.:
1.65% 6/22/25 (a)	1,203	1,239
2.7% 6/22/30 (a)	6,115	6,485
3.85% 6/22/40 (a)	2,664	3,001
4% 6/22/50 (a)	4,600	5,240
Zoetis, Inc. 3.25% 2/1/23	764	805
		148,307

TOTAL HEALTH CARE		254,208

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/30 (a)	2,547	2,876
The Boeing Co.:
5.04% 5/1/27	4,840	5,544
5.15% 5/1/30	14,840	17,421
5.705% 5/1/40	4,840	6,110
5.805% 5/1/50	4,840	6,394
5.93% 5/1/60	4,840	6,575
		44,920
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	657	753
Industrial Conglomerates - 0.4%
General Electric Co.:
3.45% 5/1/27	1,589	1,750
3.625% 5/1/30	3,695	4,142
4.25% 5/1/40	14,600	16,589
4.35% 5/1/50	11,664	13,693
		36,174
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	1,257	1,276
3.95% 7/1/24 (a)	5,580	5,734
4.375% 5/1/26 (a)	2,047	2,113
5.25% 5/15/24 (a)	3,116	3,328
CSX Corp. 3.8% 4/15/50	1,525	1,911
		14,362
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	1,128	1,156
3% 9/15/23	368	382
3.375% 6/1/21	1,236	1,250
3.375% 7/1/25	7,888	8,319
3.75% 2/1/22	1,846	1,897
3.75% 6/1/26	15,000	16,162
3.875% 4/1/21	1,333	1,343
4.25% 2/1/24	4,331	4,659
4.25% 9/15/24	1,473	1,590
		36,758
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	868	994

TOTAL INDUSTRIALS		133,961

INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	3,397	3,758
5.85% 7/15/25 (a)	1,437	1,710
6.02% 6/15/26 (a)	1,159	1,407
6.1% 7/15/27 (a)	2,638	3,233
6.2% 7/15/30 (a)	2,284	2,901
		13,009
Semiconductors & Semiconductor Equipment - 0.1%
NVIDIA Corp.:
2.85% 4/1/30	2,157	2,418
3.5% 4/1/50	4,671	5,679
		8,097
Software - 0.5%
Oracle Corp.:
2.5% 4/1/25	6,375	6,836
2.8% 4/1/27	6,375	7,015
2.95% 4/1/30	6,400	7,181
3.6% 4/1/40	6,370	7,433
3.6% 4/1/50	6,370	7,412
3.85% 4/1/60	6,400	7,868
		43,745
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	2,004	2,136

TOTAL INFORMATION TECHNOLOGY		66,987

MATERIALS - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 4.125% 4/15/21 (a)	705	713
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	947	1,051
4.5% 8/1/47 (a)	961	1,178
		2,942
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	4,519	5,704
Boston Properties, Inc.:
3.25% 1/30/31	4,526	4,926
4.5% 12/1/28	2,824	3,366
Corporate Office Properties LP:
2.25% 3/15/26	2,339	2,391
5% 7/1/25	1,435	1,636
Duke Realty LP:
3.25% 6/30/26	372	414
3.625% 4/15/23	975	1,034
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,129	1,227
3.5% 8/1/26	1,176	1,326
Healthpeak Properties, Inc. 3.5% 7/15/29	540	611
Highwoods/Forsyth LP 3.2% 6/15/21	334	337
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	7,256
Lexington Corporate Properties Trust:
2.7% 9/15/30	2,571	2,660
4.4% 6/15/24	599	651
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	4,780	4,811
3.625% 10/1/29	5,204	5,381
4.375% 8/1/23	3,083	3,321
4.5% 1/15/25	1,271	1,377
4.5% 4/1/27	452	498
4.75% 1/15/28	7,132	7,981
4.95% 4/1/24	557	604
5.25% 1/15/26	2,371	2,650
Realty Income Corp. 3.25% 1/15/31	1,277	1,445
Retail Opportunity Investments Partnership LP:
4% 12/15/24	405	416
5% 12/15/23	312	328
Retail Properties America, Inc.:
4% 3/15/25	8,142	8,177
4.75% 9/15/30	13,258	13,378
Simon Property Group LP:
2.45% 9/13/29	1,897	1,940
3.375% 12/1/27	5,112	5,610
SITE Centers Corp.:
3.625% 2/1/25	967	999
4.25% 2/1/26	1,683	1,796
Store Capital Corp.:
2.75% 11/18/30	2,849	2,876
4.625% 3/15/29	1,396	1,595
Ventas Realty LP:
3% 1/15/30	6,770	7,195
3.125% 6/15/23	652	685
4% 3/1/28	1,358	1,535
4.125% 1/15/26	630	721
4.75% 11/15/30	10,898	13,202
VEREIT Operating Partnership LP:
2.2% 6/15/28	1,146	1,153
2.85% 12/15/32	1,410	1,444
3.4% 1/15/28	1,957	2,118
Weingarten Realty Investors 3.375% 10/15/22	288	296
WP Carey, Inc.:
3.85% 7/15/29	1,045	1,174
4% 2/1/25	2,162	2,382
4.6% 4/1/24	3,364	3,728
		134,355
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,946	5,117
3.95% 11/15/27	2,767	2,891
4.1% 10/1/24	2,463	2,591
4.55% 10/1/29	1,135	1,234
CBRE Group, Inc. 4.875% 3/1/26	4,953	5,803
Essex Portfolio LP 3.875% 5/1/24	1,215	1,329
Mack-Cali Realty LP:
3.15% 5/15/23	2,256	2,240
4.5% 4/18/22	429	423
Mid-America Apartments LP 4% 11/15/25	522	590
Post Apartment Homes LP 3.375% 12/1/22	317	330
Tanger Properties LP:
3.125% 9/1/26	1,660	1,657
3.75% 12/1/24	1,630	1,663
3.875% 12/1/23	748	761
3.875% 7/15/27	6,943	6,953
		33,582

TOTAL REAL ESTATE		167,937

UTILITIES - 0.9%
Electric Utilities - 0.3%
Cleco Corporate Holdings LLC 3.375% 9/15/29	2,932	3,001
DPL, Inc. 4.35% 4/15/29	2,835	3,182
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	1,869	1,909
5.9% 12/1/21 (a)	2,456	2,567
Exelon Corp.:
4.05% 4/15/30	1,893	2,245
4.7% 4/15/50	843	1,138
FirstEnergy Corp.:
4.25% 3/15/23	2,843	3,000
7.375% 11/15/31	3,623	4,943
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,240	1,348
		23,333
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	766	984
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	443	448
		1,432
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (a)	10,148	11,069
3.95% 7/15/30 (a)	8,852	10,037
		21,106
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	1,064	1,262
4.05% 4/15/25 (a)	13,567	15,403
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	855	986
3.95% 4/1/50	1,501	1,848
NiSource Finance Corp. 5.95% 6/15/41	1,097	1,566
NiSource, Inc. 2.95% 9/1/29	7,262	7,979
Puget Energy, Inc.:
4.1% 6/15/30 (a)	3,951	4,472
5.625% 7/15/22	2,087	2,222
6% 9/1/21	2,012	2,092
Sempra Energy 6% 10/15/39	1,733	2,484
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3335% 5/15/67 (b)(c)	1,164	982
		41,296

TOTAL UTILITIES		87,167

TOTAL NONCONVERTIBLE BONDS
(Cost $3,083,257)		3,414,210

U.S. Treasury Obligations - 31.2%
U.S. Treasury Bonds:
1.25% 5/15/50	$708,200	$652,097
1.375% 8/15/50 (d)	261,100	248,086
1.625% 11/15/50	53,400	53,959
U.S. Treasury Notes:
0.125% 6/30/22	1,281,800	1,281,611
0.125% 8/31/22	480,000	479,831
0.875% 11/15/30	392,780	393,701
3.125% 11/15/28	38,238	45,416
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,205,493)		3,154,701

Asset-Backed Securities - 5.6%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$8,865	$8,392
Series 2019-1 Class A, 3.844% 5/15/39 (a)	3,103	2,916
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	5,246	4,955
Class B, 4.458% 10/16/39 (a)	970	706
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5358% 7/22/32 (a)(b)(c)	7,607	7,600
AIMCO CLO Ltd. Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (a)(b)(c)	6,499	6,499
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5484% 1/20/33 (a)(b)(c)	2,910	2,908
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	2,921	2,727
Class B, 4.335% 1/16/40 (a)	473	344
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5569% 10/15/32 (a)(b)(c)	4,806	4,802
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 0% 1/15/33 (a)(b)(c)(e)	9,160	9,160
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9369% 4/15/31 (a)(b)(c)	6,888	6,901
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 1/15/29 (a)(b)(c)	5,768	5,745
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/33 (a)(b)(c)	16,288	16,250
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6301% 10/15/32 (a)(b)(c)	10,448	10,435
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5478% 1/17/33 (a)(b)(c)	7,272	7,268
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	3,934	3,739
Class AA, 2.487% 12/16/41 (a)(b)	682	655
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2269% 4/15/29 (a)(b)(c)	6,524	6,470
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	5,628	5,266
Class B, 5.095% 4/15/39 (a)	2,147	1,598
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	3,545	3,350
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5584% 10/20/32 (a)(b)(c)	3,832	3,830
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (a)(b)(c)	2,558	2,557
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (a)(b)(c)	5,300	5,293
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3084% 10/20/28 (a)(b)(c)	1,790	1,782
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (a)(b)(c)	7,685	7,714
DB Master Finance LLC:
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	12,091	12,413
Class A2II, 4.03% 11/20/47 (a)	3,378	3,591
Series 2019-1A:
Class A23, 4.352% 5/20/49 (a)	606	656
Class A2II, 4.021% 5/20/49 (a)	470	496
Dominos Pizza Master Issuer LLC Series 2017-1A Class A2I, 3 month U.S. LIBOR + 1.250% 1.4648% 7/25/47 (a)(b)(c)	4,632	4,639
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5469% 7/15/32 (a)(b)(c)	6,350	6,344
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 7/15/30 (a)(b)(c)	3,971	3,956
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5484% 10/20/32 (a)(b)(c)	7,839	7,840
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.22% 1/18/32 (a)(b)(c)(e)	4,100	4,100
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (a)(b)(c)	7,751	7,741
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 1.5169% 4/15/29 (a)(b)(c)	10,346	10,337
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 1.4001% 1/16/32 (a)(b)(c)	1,808	1,806
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (a)(b)(c)	4,433	4,429
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3978% 4/17/33 (a)(b)(c)	4,300	4,273
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 1.65% 10/15/30 (a)	8,500	8,526
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (a)(b)(c)	9,600	9,588
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.541% 11/16/32 (a)(b)(c)	5,330	5,326
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(b)(c)	9,100	9,100
Ford Credit Floorplan Master Owner Trust:
Series 2018-1 Class B, 3.1% 5/15/23	15,490	15,624
Series 2019-2 Class A, 3.06% 4/15/26	7,032	7,598
Series 2019-3 Class A1, 2.23% 9/15/24	3,461	3,572
Series 2019-4 Class A, 2.44% 9/15/26	1,010	1,075
Series 2020-2 Class B, 1.32% 9/15/27	4,000	4,031
GM Financial Automobile Leasing Trust Series 2020-1 Class A2A, 1.67% 4/20/22	3,604	3,622
GMF Floorplan Owner Revolving Trust:
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	3,997	4,028
Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5509% 9/15/23 (a)(b)(c)	2,627	2,631
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	1,963	1,872
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,839	2,705
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.21% 1/15/33 (a)(b)(c)(e)	4,700	4,700
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1358% 1/22/28 (a)(b)(c)	5,075	5,062
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4384% 1/20/29 (a)(b)(c)	2,473	2,471
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5369% 7/15/32 (a)(b)(c)	5,884	5,880
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (a)(b)(c)	8,330	8,344
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 10/15/32 (a)(b)(c)	2,535	2,534
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.4984% 4/20/30 (a)(b)(c)	4,379	4,375
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 1/15/33 (a)(b)(c)	24,000	23,986
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 1.0178% 1/18/28 (a)(b)(c)	6,617	6,576
Mercedes-Benz Master Owner Trust Series 2019-BA Class A, 2.61% 5/15/24 (a)	6,827	7,055
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2884% 10/20/30 (a)(b)(c)	6,552	6,499
Mortgage Repurchase Agreement Financing Trust:
Series 2020-2 Class A1, 1 month U.S. LIBOR + 1.750% 1.8778% 5/29/22 (a)(b)(c)	17,500	17,501
Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1% 8/10/23 (a)(b)(c)	18,032	18,032
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6601% 9/25/35 (b)(c)	32	32
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5178% 7/17/32 (a)(b)(c)	5,105	5,100
Nissan Master Owner Trust Receivables Series 2019-B Class A, 1 month U.S. LIBOR + 0.430% 0.5709% 11/15/23 (b)(c)	8,520	8,544
Planet Fitness Master Issuer LLC:
Series 2018-1A:
Class A2I, 4.262% 9/5/48 (a)	28,845	28,755
Class A2II, 4.666% 9/5/48 (a)	3,163	3,149
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,592	4,338
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	4,057	3,851
Santander Retail Auto Lease Trust Series 2019-C Class A2A, 1.89% 9/20/22 (a)	2,033	2,049
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	5,539	5,139
Class B, 4.335% 3/15/40 (a)	522	356
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	5,278	5,605
1.884% 7/15/50 (a)	3,008	3,097
2.328% 7/15/52 (a)	2,300	2,323
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.1984% 5/1/28 (a)(b)(c)	8,797	8,828
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 0.000% 1.32% 1/15/34 (a)(b)(c)	5,410	5,410
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2184% 1/20/29 (a)(b)(c)	4,376	4,346
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0101% 9/25/34 (b)(c)	5	4
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	6,122	5,848
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	7,367	6,994
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7935% 4/6/42 (a)(b)(c)	491	339
Treman Park CLO, Ltd. Series 2018-1A Class ARR, 3 month U.S. LIBOR + 1.070% 1.2884% 10/20/28 (a)(b)(c)	13,350	13,326
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5869% 4/15/32 (a)(b)(c)	4,965	4,960
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(c)	8,331	8,359
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/30 (a)(b)(c)	6,481	6,463
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4884% 7/20/32 (a)(b)(c)	5,397	5,394
Voya CLO Ltd. / Voya CLO LLC Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (a)(b)(c)	12,000	11,985
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7848% 7/19/31 (a)(b)(c)	8,500	8,511
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	988	997
TOTAL ASSET-BACKED SECURITIES
(Cost $568,907)		568,898

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)(f)	335	0
Class AA1, 1 month U.S. LIBOR + 0.280% 0.4143% 5/27/37 (a)(b)(c)	688	636
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3778% 1/23/23 (a)(b)(c)	3,934	3,936
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4778% 4/23/23 (a)(b)(c)	18,687	18,690
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7869% 7/15/58 (a)(b)(c)	5,000	5,004
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.3048% 7/20/34 (b)(c)	2	1
Silverstone Master Issuer PLC floater:
Series 2018-1A Class 1A, 3 month U.S. LIBOR + 0.390% 0.5986% 1/21/70 (a)(b)(c)	3,136	3,139
Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7786% 1/21/70 (a)(b)(c)	3,600	3,608
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $35,082)		35,014

Commercial Mortgage Securities - 5.6%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2019-RLJ Class A, 1 month U.S. LIBOR + 1.050% 1.1909% 4/15/36 (a)(b)(c)	8,900	8,655
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 3% 11/15/30 (a)(b)(c)	8,340	8,340
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,676	3,668
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	825	732
Class CNM, 3.8425% 11/5/32 (a)(b)	341	288
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,479	2,846
Series 2019-BN21 Class A5, 2.851% 10/17/52	5,732	6,319
Series 2019-BN24 Class A3, 2.96% 11/15/62	6,283	7,001
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.270% 1.4243% 12/25/33 (a)(b)(c)	8	7
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 0.5493% 11/25/35 (a)(b)(c)	24	23
Class M1, 1 month U.S. LIBOR + 0.440% 0.5893% 11/25/35 (a)(b)(c)	12	10
Class M2, 1 month U.S. LIBOR + 0.490% 0.6393% 11/25/35 (a)(b)(c)	17	16
Class M3, 1 month U.S. LIBOR + 0.510% 0.6593% 11/25/35 (a)(b)(c)	15	12
Class M4, 1 month U.S. LIBOR + 0.600% 0.7493% 11/25/35 (a)(b)(c)	19	15
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 0.5393% 1/25/36 (a)(b)(c)	62	59
Class B1, 1 month U.S. LIBOR + 1.400% 1.5493% 1/25/36 (a)(b)(c)	16	29
Class M1, 1 month U.S. LIBOR + 0.450% 0.5993% 1/25/36 (a)(b)(c)	20	19
Class M2, 1 month U.S. LIBOR + 0.470% 0.6193% 1/25/36 (a)(b)(c)	14	13
Class M3, 1 month U.S. LIBOR + 0.500% 0.6493% 1/25/36 (a)(b)(c)	20	19
Class M4, 1 month U.S. LIBOR + 0.610% 0.7593% 1/25/36 (a)(b)(c)	21	15
Class M5, 1 month U.S. LIBOR + 0.650% 0.7993% 1/25/36 (a)(b)(c)	21	16
Class M6, 1 month U.S. LIBOR + 0.700% 0.8493% 1/25/36 (a)(b)(c)	22	17
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 0.5093% 4/25/36 (a)(b)(c)	20	18
Class M1, 1 month U.S. LIBOR + 0.380% 0.5293% 4/25/36 (a)(b)(c)	12	11
Class M2, 1 month U.S. LIBOR + 0.400% 0.5493% 4/25/36 (a)(b)(c)	13	10
Class M3, 1 month U.S. LIBOR + 0.420% 0.5693% 4/25/36 (a)(b)(c)	20	14
Class M4, 1 month U.S. LIBOR + 0.520% 0.6693% 4/25/36 (a)(b)(c)	11	8
Class M5, 1 month U.S. LIBOR + 0.560% 0.7093% 4/25/36 (a)(b)(c)	11	7
Class M6, 1 month U.S. LIBOR + 0.640% 0.7893% 4/25/36 (a)(b)(c)	12	9
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 0.4593% 7/25/36 (a)(b)(c)	19	17
Class M2, 1 month U.S. LIBOR + 0.330% 0.4793% 7/25/36 (a)(b)(c)	13	12
Class M3, 1 month U.S. LIBOR + 0.350% 0.4993% 7/25/36 (a)(b)(c)	20	18
Class M4, 1 month U.S. LIBOR + 0.420% 0.5693% 7/25/36 (a)(b)(c)	13	10
Class M5, 1 month U.S. LIBOR + 0.470% 0.6193% 7/25/36 (a)(b)(c)	17	13
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 0.5801% 10/25/36 (a)(b)(c)	11	31
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 0.4193% 12/25/36 (a)(b)(c)	151	139
Class M1, 1 month U.S. LIBOR + 0.290% 0.4393% 12/25/36 (a)(b)(c)	22	17
Class M2, 1 month U.S. LIBOR + 0.310% 0.4593% 12/25/36(a)(b)(c)	28	21
Class M3, 1 month U.S. LIBOR + 0.340% 0.4893% 12/25/36 (a)(b)(c)	15	11
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.4193% 3/25/37 (a)(b)(c)	38	35
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.4193% 7/25/37 (a)(b)(c)	111	103
Class A2, 1 month U.S. LIBOR + 0.320% 0.4693% 7/25/37 (a)(b)(c)	104	94
Class M1, 1 month U.S. LIBOR + 0.370% 0.5193% 7/25/37 (a)(b)(c)	35	27
Class M2, 1 month U.S. LIBOR + 0.410% 0.5593% 7/25/37 (a)(b)(c)	43	32
Class M3, 1 month U.S. LIBOR + 0.490% 0.6393% 7/25/37 (a)(b)(c)	38	38
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.4401% 7/25/37 (a)(b)(c)	39	35
Class M1, 1 month U.S. LIBOR + 0.310% 0.4601% 7/25/37 (a)(b)(c)	21	17
Class M2, 1 month U.S. LIBOR + 0.340% 0.4901% 7/25/37 (a)(b)(c)	22	18
Class M3, 1 month U.S. LIBOR + 0.370% 0.5201% 7/25/37 (a)(b)(c)	35	30
Class M4, 1 month U.S. LIBOR + 0.500% 0.6501% 7/25/37 (a)(b)(c)	56	47
Class M5, 1 month U.S. LIBOR + 0.600% 0.7501% 7/25/37 (a)(b)(c)	23	18
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	806	956
Series 2019-B10 Class A4, 3.717% 3/15/62	1,426	1,665
Series 2019-B13 Class A4, 2.952% 8/15/57	8,383	9,318
Series 2019-B14 Class A5, 3.0486% 12/15/62	3,454	3,869
Series 2018-B8 Class A5, 4.2317% 1/15/52	10,843	13,029
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.2% 11/15/22 (a)(b)(c)	6,632	6,645
BX Commercial Mortgage Trust:
floater:
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1409% 12/15/36 (a)(b)(c)	4,370	4,358
Class C, 1 month U.S. LIBOR + 1.120% 1.2609% 12/15/36 (a)(b)(c)	3,367	3,346
Class D, 1 month U.S. LIBOR + 1.250% 1.3909% 12/15/36 (a)(b)(c)	4,363	4,306
Series 2020-FOX Class B, 1 month U.S. LIBOR + 0.000% 1.4909% 11/15/32 (a)(b)(c)	5,900	5,911
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9409% 12/15/36 (a)(b)(c)	15,461	15,442
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 11/15/32 (a)(b)(c)	7,360	7,372
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.2285% 9/15/37 (a)(b)(c)	5,535	5,120
Class D, 1 month U.S. LIBOR + 2.620% 2.7659% 9/15/37 (a)(b)(c)	1,374	1,040
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.0409% 11/15/35 (a)(b)(c)	1,281	1,278
Class C, 1 month U.S. LIBOR + 1.100% 1.2409% 11/15/35 (a)(b)(c)	6,410	6,390
Class F, 1 month U.S. LIBOR + 1.800% 1.9409% 11/15/35 (a)(b)(c)	1,473	1,460
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4409% 4/15/34 (a)(b)(c)	2,644	2,511
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 4/15/34 (a)(b)(c)	1,748	1,639
Class D, 1 month U.S. LIBOR + 1.900% 2.0409% 4/15/34 (a)(b)(c)	1,835	1,709
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2209% 10/15/36 (a)(b)(c)	2,539	2,535
Class C, 1 month U.S. LIBOR + 1.250% 1.3909% 10/15/36 (a)(b)(c)	3,192	3,184
Class D, 1 month U.S. LIBOR + 1.450% 1.5909% 10/15/36 (a)(b)(c)	4,522	4,503
Class E, 1 month U.S. LIBOR + 1.800% 1.9409% 10/15/36 (a)(b)(c)	6,355	6,319
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7409% 12/15/36 (a)(b)(c)	3,574	3,513
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 4/15/34 (a)(b)(c)	5,741	5,561
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0609% 10/15/36 (a)(b)(c)	12,598	12,598
CF Hippolyta Issuer LLC sequential payer Series 2020-1:
Class A1, 1.69% 7/15/60 (a)	17,905	18,126
Class A2, 1.99% 7/15/60 (a)	13,528	13,710
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	7,072	7,233
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (a)(b)(c)	7,526	7,200
Class B, 1 month U.S. LIBOR + 1.500% 1.6409% 6/15/34 (a)(b)(c)	1,288	1,222
Class C, 1 month U.S. LIBOR + 1.750% 1.8909% 6/15/34 (a)(b)(c)	1,456	1,368
Citigroup Commercial Mortgage Trust sequential payer Series 2020-GC46 Class A5, 2.717% 2/15/53	13,351	14,598
COMM Mortgage Trust:
sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	1,366	1,499
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,011	2,188
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.1209% 5/15/36 (a)(b)(c)	11,788	11,792
Class B, 1 month U.S. LIBOR + 1.230% 1.3709% 5/15/36 (a)(b)(c)	14,528	14,511
Class C, 1 month U.S. LIBOR + 1.430% 1.5709% 5/15/36 (a)(b)(c)	9,205	9,188
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	2,586	2,668
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	2,941	2,918
Class B, 4.5349% 4/15/36 (a)	861	836
Class C, 4.9414% 4/15/36 (a)(b)	561	524
Class D, 4.9414% 4/15/36 (a)(b)	1,122	941
DBCCRE Mortgage Trust sequential payer Series 2014-ARCP Class A, 4.2382% 1/10/34 (a)	15,370	16,337
DBUBS Mortgage Trust Series 2011-LC3A Class C, 5.5131% 8/10/44 (a)(b)	4,500	4,503
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 8/15/37 (a)(b)(c)	5,900	5,908
Class B, 1 month U.S. LIBOR + 1.350% 1.4909% 8/15/37 (a)(b)(c)	1,240	1,244
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 8/15/37 (a)(b)(c)	670	673
GS Mortgage Securities Trust:
sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	12,592	13,972
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	8,951	9,099
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (a)	31,484	32,674
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	654	701
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	1,823	2,039
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class A/S, 4.2707% 6/15/45	1,309	1,361
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,177	1,217
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	2,821	2,973
Class CFX, 4.9498% 7/5/33 (a)	485	501
Class DFX, 5.3503% 7/5/33 (a)	745	744
Class EFX, 5.5422% 7/5/33 (a)	1,020	993
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class B, 3.59% 5/15/31 (a)	14,859	14,883
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.2909% 8/15/37 (a)(b)(c)	2,588	2,591
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	9,357	10,145
Series 2012-C6 Class A/S, 3.476% 11/15/45	3,389	3,503
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	2,317	2,312
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	7,903	8,165
Series 2011-C3 Class AJ, 5.4191% 7/15/49 (a)(b)	14,900	15,174
Series 2018-H4 Class A4, 4.31% 12/15/51	1,756	2,104
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	1,142	1,105
Class C, 3.283% 11/10/36 (a)(b)	1,096	992
Natixis Commercial Mortgage Securities Trust sequential payer Series 2019-1776 Class A, 2.5073% 10/15/36 (a)	13,077	13,426
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 1.3409% 12/15/35 (a)(b)(c)	22,356	22,308
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.2409% 3/15/36 (a)(b)(c)	4,814	4,351
UBS Commercial Mortgage Trust Series 2012-C1 Class A/S, 4.171% 5/10/45	12,718	13,136
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	6,060	6,276
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	510	527
Wells Fargo Commercial Mortgage Trust:
floater Series 2016-C32 Class A3FL, 1 month U.S. LIBOR + 1.420% 1.5635% 1/15/59 (b)(c)	26,700	27,307
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	8,381	9,102
Series 2015-C29 Class ASB, 3.4% 6/15/48	3,526	3,711
Series 2019-C52 Class A5, 2.892% 8/15/52	2,411	2,660
Series 2015-SG1 Class ASB, 3.556% 9/15/48	3,121	3,302
Series 2018-C48 Class A5, 4.302% 1/15/52	2,498	2,965
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	7,819	8,369
Series 2012-C9 Class A/S, 3.388% 11/15/45	4,134	4,281
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $556,418)		562,712

Municipal Securities - 0.3%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	2,110	2,150
5.1% 6/1/33	13,950	13,995
Series 2010-1, 6.63% 2/1/35	1,285	1,409
Series 2010-3:
6.725% 4/1/35	1,710	1,876
7.35% 7/1/35	875	981
Series 2010-5, 6.2% 7/1/21	187	191
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,201	9,010
TOTAL MUNICIPAL SECURITIES
(Cost $29,683)		29,612

Foreign Government and Government Agency Obligations - 0.4%
Indonesian Republic:
3.85% 10/15/30	$10,505	$12,288
4.2% 10/15/50	7,915	9,580
4.45% 4/15/70	9,715	12,013
State of Qatar 3.4% 4/16/25 (a)	4,105	4,517
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $32,023)		38,398

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (b)	1,865	1,978
KeyBank NA 6.95% 2/1/28	725	945
RBS Citizens NA 2.55% 5/13/21	780	786
Regions Bank 6.45% 6/26/37	2,685	3,785
Synchrony Bank 3.65% 5/24/21	3,042	3,080
TOTAL BANK NOTES
(Cost $8,922)		10,574
	Shares	Value (000s)

Fixed-Income Funds - 13.9%
Fidelity Mortgage Backed Securities Central Fund (g)	11,415,736	$1,272,969
Fidelity Specialized High Income Central Fund (g)	1,352,694	135,202
TOTAL FIXED-INCOME FUNDS
(Cost $1,377,720)		1,408,171
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Nova Scotia 4.65% (b)(h)	8,146	8,204
Barclays Bank PLC 7.625% 11/21/22	11,014	12,183
TOTAL PREFERRED SECURITIES
(Cost $19,891)		20,387
	Shares	Value (000s)

Money Market Funds - 11.4%
Fidelity Cash Central Fund 0.09% (i)	905,003,518	905,185
Fidelity Securities Lending Cash Central Fund 0.09% (i)(j)	241,818,718	241,843
TOTAL MONEY MARKET FUNDS
(Cost $1,147,027)		1,147,028
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $10,064,423)		10,389,705
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(282,020)
NET ASSETS - 100%		$10,107,685

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,508,459,000 or 14.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$222
Fidelity Mortgage Backed Securities Central Fund	21,647
Fidelity Securities Lending Cash Central Fund	53
Fidelity Specialized High Income Central Fund	2,599
Total	$24,521

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,270,856	$21,646	$--	$--	$(19,533)	$1,272,969	52.0%
Fidelity Specialized High Income Central Fund	132,651	2,599	--	--	(48)	135,202	25.0%
Total	$1,403,507	$24,245	$--	$--	$(19,581)	$1,408,171

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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